UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Strategic High Yield Tax Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.9%
Alabama 0.2%
Mobile, AL, Infirmary Health Systems Special Care Facilities Financing Authority Revenue, Series A, 0.12% ***, 2/1/2040, LOC: Bank of Nova Scotia	1,600,000	1,600,000
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	2,006,800

		3,606,800
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,226,720
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,675,364
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power:
5.75%, 9/1/2029	2,250,000	2,353,005
Series A, 6.375%, 9/1/2029	5,000,000	5,113,900
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	5,109,500

		21,478,489
California 9.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	10,893,500
Series F-1, 5.5%, 4/1/2043	10,000,000	11,061,900
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	11,332,387
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	4,927,750
California, State General Obligation:
Series B, 0.09% ***, 5/1/2040, LOC: Barclays Bank PLC	3,500,000	3,500,000
5.0%, 8/1/2034	5,185,000	5,519,744
5.0%, 9/1/2041	5,000,000	5,345,200
5.5%, 3/1/2040	5,130,000	5,695,326
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,661,800
5.0%, 6/1/2037	10,000,000	10,461,900
5.0%, 11/1/2037	9,145,000	9,597,403
5.0%, 12/1/2037	5,000,000	5,250,550
5.0%, 4/1/2038	2,650,000	2,788,197
5.25%, 10/1/2032	10,000,000	11,340,700
5.75%, 4/1/2031	23,360,000	27,263,690
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.11% ***, 3/1/2047, LOC: Bank of Montreal	400,000	400,000
California, State Housing Finance Agency, Multi-Family Housing, Series B, 0.13% ***, 2/1/2031, LOC: Fannie Mae, Freddie Mac	540,000	540,000
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	11,658,515
Series I-1, 6.375%, 11/1/2034	5,000,000	5,875,000
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	658,353
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,664,570
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,308,095
San Francisco City & County, CA, Redevelopment Agency, Leland Polk Senior Community, Series A, AMT, 0.25% ***, 12/1/2019, LOC: Citibank NA	2,890,000	2,890,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series 37C, 0.12% ***, 5/1/2029, LOC: Union Bank NA	1,000,000	1,000,000
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,638,640
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,575,868
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,317,146

		180,166,234
Colorado 1.9%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	2,138,580
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,782,450
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,001,160
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	10,982,608
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,112,380
Colorado, Housing & Finance Authority, Single Family Mortgage, "I", Series B3, 0.13% ***, 11/1/2021, LOC: Fannie Mae, Freddie Mac	1,075,000	1,075,000
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	7,445,522
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,156,680
Colorado, State Educational & Cultural Facilities Authority Revenue, National Jewish Federation, Series D3, 0.12% ***, 12/1/2037, GTY: Milwaukee Jewish Federation, Inc., LOC: JPMorgan Chase Bank NA	1,800,000	1,800,000
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,689,516
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,521,805

		36,705,701
Connecticut 1.7%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	22,269,600
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,205,750
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,274,940
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031 *	7,295,000	2,838,266
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010 *	2,000,000	649,200
Series B, 144A, Zero Coupon, 9/1/2011 *	2,000,000	649,200
Series B, 144A, Zero Coupon, 9/1/2012 *	2,000,000	649,200
Series B, 144A, Zero Coupon, 9/1/2013 *	2,000,000	615,000
Series B, 144A, Zero Coupon, 9/1/2014 *	2,000,000	581,200
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012 *	1,000,000	387,500

		32,119,856
Florida 7.5%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	335,000	320,947
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,260,000	5,658,414
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,415,000	1,412,297
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,500,000	7,611,580
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,715,000	1,286,164
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	17,670,000	14,791,380
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,575,000	1,597,286
7.0%, 5/1/2041	2,000,000	2,250,460
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,090,687
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	36,192
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	84,449
Series G, 5.125%, 11/15/2022	2,205,000	2,442,126
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	90,481
Series G, 5.125%, 11/15/2023	2,245,000	2,475,337
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	217,154
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029 (a)	6,625,000	8,530,284
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,885,765
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,142,570
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	8,481,591
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	10,548,500
Series A-1, 5.5%, 10/1/2041	5,000,000	5,604,150
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041 (a)	5,000,000	5,408,400
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,025,950
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,215,900
Orlando & Orange County, FL, Expressway Authority, Series C-4, 0.13% ***, 7/1/2025, INS: AGMC, LOC: TD Bank NA	10,000,000	10,000,000
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,000,830
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,701,322
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	9,368,730
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,587,375
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,204,320
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,999,130
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2024	1,000,000	1,101,370
5.0%, 8/15/2025	5,000,000	5,472,500

		144,643,641
Georgia 4.0%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,924,490
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,375,339
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	1,046,703
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC (a)	10,000,000	11,116,400
Series A, 6.25%, 11/1/2034	10,000,000	11,821,000
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,108,400
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	820,000	942,861
Series A, 5.25%, 10/1/2033	1,365,000	1,558,707
Series A, 5.25%, 10/1/2036	4,635,000	5,200,424
Series A, 5.25%, 10/1/2041	8,985,000	10,034,987
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	5,893,800
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 (a)	10,000,000	11,007,500
Series A, 5.5%, 9/15/2024	2,440,000	2,663,967

		77,694,578
Guam 0.8%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	11,054,124
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,331,499
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,065,730

		15,451,353
Hawaii 1.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	16,236,450
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,357,660
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	11,926,528
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,784,600

		33,305,238
Illinois 6.5%
Chicago, IL, Board of Education, Series A, 5.5%, 12/1/2039	10,000,000	11,343,800
Chicago, IL, Board of Education, Dedicated Revenues, Series A-2, 0.13% ***, 3/1/2026, LOC: Northern Trust Co.	5,900,000	5,900,000
Chicago, IL, General Obligation:
Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	184,970
Series A, 5.25%, 1/1/2035	4,050,000	4,425,152
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,444,666
Series B, 6.0%, 1/1/2041	12,095,000	14,120,671
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	11,000,000	11,442,420
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,322,750
7.25%, 2/15/2045	4,000,000	4,090,640
Illinois, Finance Authority Revenue, Park Place of Elmhurst:
Series D-3, 6.25%, 8/15/2015	1,505,000	1,496,662
Series A, 8.125%, 5/15/2040	8,000,000	8,139,440
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	5,000,000	5,445,500
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,364,300
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,605,718
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series D-3, 6.0%, 5/15/2017	1,000,000	1,000,380
Series A, 7.75%, 5/15/2030	1,675,000	1,708,768
Series A, 8.0%, 5/15/2040	1,000,000	1,021,480
Series A, 8.0%, 5/15/2046	3,500,000	3,575,180
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,231,480
Series A, 5.875%, 2/15/2038	500,000	482,580
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	8,000,000	8,324,400
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	3,944,815
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,801,850
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,179,300
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,629,555

		125,226,477
Indiana 1.0%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,801,975
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	869,590
Indiana, State Finance Authority, Environmental Revenue, Duke Energy Indiana, Inc. Project, Series A-3, 0.12% ***, 12/1/2039, LOC: Mizuho Corporate Bank	10,000,000	10,000,000
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 3.625%, 7/1/2033 (b)	3,000,000	1,019,940
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	989,720
8.0%, 9/1/2041	4,000,000	4,563,840

		19,245,065
Iowa 0.6%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,064,100
6.0%, 6/1/2039	2,000,000	2,120,000
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	3,369,426
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	4,745,100

		11,298,626
Kansas 0.7%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	5,586,174
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,255,908
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,410,000	3,584,456
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	2,100,000	2,234,967

		12,661,505
Kentucky 1.1%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	16,987,500
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC (a)	3,635,000	4,043,138
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	1,031,560

		22,062,198
Louisiana 2.3%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,271,794
Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,149,450
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,814,539
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,596,280
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	2,898,650
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,343,700
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	15,000,000	15,553,500

		43,627,913
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,839,700
Maryland 1.9%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,278,958
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	4,556,370
Series B, 5.25%, 12/1/2031	3,400,000	2,309,620
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,613,968
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	6,445,562
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	4,888,684
6.25%, 7/1/2031	2,500,000	2,870,500
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,812,817
6.0%, 1/1/2028	6,100,000	6,657,967

		36,434,446
Massachusetts 3.8%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	6,574,870
AMT, 8.0%, 9/1/2035	960,000	330,682
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	1,250,000	1,246,950
Series A, 7.875%, 6/1/2044	1,250,000	1,250,450
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	2,400,000	2,589,144
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,525,000	3,185,542
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,593,859
Massachusetts, State Central Artery, Series A, 0.19% ***, 12/1/2030, SPA: Bank of America NA	7,000,000	7,000,000
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	430,598	2,278
Series A-2, 5.5%, 11/15/2046	86,572	53,218
Series A-1, 6.25%, 11/15/2039	1,621,881	1,193,558
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	6,070,000	6,665,406
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,685,172
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,597,440
Series E-1, 5.125%, 7/1/2038	1,500,000	1,553,205
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	3,195,000	3,202,668
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,330,910
Series E, 5.0%, 7/15/2032	3,250,000	3,178,695
Series E, 5.0%, 7/15/2037	2,750,000	2,589,785
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	370,792
Series F, 5.75%, 7/1/2029	1,480,000	1,481,776
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,512,825
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	4,844,350
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	3,785,520

		72,819,095
Michigan 2.8%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,511,250
7.125%, 11/15/2043	1,500,000	1,510,245
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority, Zero Coupon, 7/1/2012	3,150,000	3,111,917
Detroit, MI, Sewer Disposal Revenue, Series D, 0.989% **, 7/1/2032, INS: AGMC	1,595,000	1,142,594
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,425,583
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	907,680
5.5%, 5/15/2036	1,000,000	857,110
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	11,917,102
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,500,500
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	6,886,318
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Motion Picture Studios, Recovery Zone Project, Series A, 144A, 7.0%, 8/1/2040	6,000,000	6,090,900

		53,861,199
Minnesota 0.2%
Minnesota, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series B, 5.25%, 3/1/2031	4,000,000	4,359,000
Mississippi 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,146,635
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,051,460
Series A, 5.5%, 9/1/2031	4,250,000	4,390,377
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,221,000
Series A, 6.5%, 9/1/2032	2,620,000	2,903,353

		18,712,825
Missouri 0.8%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	2,044,400
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,011,990
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,101,160
Series A, 8.25%, 5/15/2045	2,850,000	3,132,606
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,411,100
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,753,837

		14,455,093
Nebraska 0.4%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,621,140
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,669,425
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	3,239,850

		7,530,415
Nevada 0.7%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: FGIC, NATL	4,830,000	5,563,435
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030 *	6,000,000	7,200
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	5,218,900
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	2,032,520

		12,822,055
New Hampshire 1.3%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	1,008,287
Series A, 5.4%, 1/1/2030	550,000	518,705
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,288,718
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,763,202
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	615,000	615,646
5.625%, 7/1/2018	1,615,000	1,615,581
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,255,350
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,152,320
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	730,863
Series A, 6.875%, 7/1/2041	2,825,000	2,974,697

		25,923,369
New Jersey 4.6%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,023,430
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,207,255
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023, INS: NATL	1,770,000	1,916,291
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,550,050
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	6,179,768
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,403,055
New Jersey, State Educational Facilities Authority Revenue, Seton Hall University, Series D, 0.1% ***, 7/1/2037, LOC: TD Bank NA	3,430,000	3,430,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	3,762,745
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	18,665,000	20,945,303
Series B, 5.5%, 6/15/2031	9,100,000	10,694,775
Series A, 5.5%, 6/15/2041	7,000,000	8,009,610
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	12,296,278
Series 1-A, 5.0%, 6/1/2029	15,965,000	14,167,820

		87,586,380
New Mexico 0.4%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,855,725
New York 3.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	3,212,520
Series A, 5.75%, 11/15/2022	1,500,000	1,698,045
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,417,750
Series A, 5.75%, 2/15/2047	7,000,000	7,923,230
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	870,000	948,378
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,071,480
New York, State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.0%, 3/15/2041	10,000,000	11,141,900
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction:
5.0%, 12/15/2041	4,260,000	4,676,415
5.25%, 12/15/2043	8,000,000	8,993,120
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,483,678
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,021,120
New York City, NY, Industrial Development Agency, Civic Facility Revenue, NY Psychotherapy & Counseling Center, 0.13% ***, 6/1/2038, LOC: JPMorgan Chase Bank	2,845,000	2,845,000
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	1,470,000	1,394,545
AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	3,000,000	2,845,140
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,502,040
New York, NY, General Obligation, Series E, 0.13% ***, 8/1/2034, LOC: Bank of America NA	5,000,000	5,000,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	942,925

		75,117,286
North Carolina 0.3%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,581,399
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,037,440
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,352,725

		4,971,564
Ohio 0.5%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,073,470
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	2,100,000	2,233,623
6.625%, 1/1/2046	2,500,000	2,724,700
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,209,130

		9,240,923
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	7,007,195
Oregon 0.6%
Clackamas County, OR, North Clackamas School District No. 12, Series B, 5.0%, 6/15/2023, INS: AGMC (a)	10,420,000	12,262,881
Pennsylvania 3.2%
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,424,472
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,032,780
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,216,328
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,703,140
Series A, 5.5%, 8/15/2035	6,500,000	6,781,190
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: U.S. Airways, Inc.	1,000,000	1,054,930
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,652,940
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, Series A, AMT, 6.125%, 11/1/2021	700,000	703,962
Pennsylvania, State Turnpike Commission Revenue, Series A, 6.5%, 12/1/2036	6,385,000	7,660,978
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,485,728
Philadelphia, PA, Gas Works Revenue:
Series B, 0.11% ***, 8/1/2031, LOC: Wells Fargo Bank NA	7,400,000	7,400,000
Series E, 0.14% ***, 8/1/2031, LOC: PNC Bank NA	5,060,000	5,060,000
5.25%, 8/1/2040	3,000,000	3,123,090
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	9,821,100

		62,120,638
Puerto Rico 5.5%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	27,776,782
Commonwealth of Puerto Rico, General Obligation, Series A, 6.0%, 7/1/2038	7,200,000	7,849,440
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	11,395,000
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	5,730,890
Series TT, 5.0%, 7/1/2037	4,000,000	4,077,600
Series XX, 5.25%, 7/1/2040	6,665,000	7,006,581
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	5,986,900
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	4,570,000	4,946,157
Series A, 5.75%, 8/1/2037	2,130,000	2,383,939
Series A, 6.5%, 8/1/2044	10,000,000	11,777,600
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	9,790,800
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	7,720,000	6,101,116

		104,822,805
South Carolina 0.8%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,502,730
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	828,000	810,049
Series A, 7.75%, 11/1/2039	4,917,000	4,388,128
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	3,960,000	3,986,532
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,914,775

		14,602,214
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,162,450
Series B, 5.5%, 7/1/2035	5,000,000	5,382,650
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,071,580

		9,616,680
Tennessee 2.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,705,025
5.0%, 12/15/2018	2,160,000	2,336,710
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, Prerefunded, 8.0%, 7/1/2033	3,000,000	3,152,340
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,240,000
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	19,530,824
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	4,041,704
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	5,000,000	5,245,900
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027	6,435,000	6,608,745
Series A, 5.25%, 9/1/2018	8,000,000	8,866,800

		55,728,048
Texas 12.0%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,164,805
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,411,000	2,062,755
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (b)	4,910,000	2,712,873
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,534,660
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,097,160
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,088,380
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	1,156,680
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,550,900
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	1,866,750
Zero Coupon, 1/1/2032	3,500,000	1,147,685
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	5,455,000	5,868,707
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,069,640
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	10,142,016
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, 7.25%, 8/15/2031	1,275,000	1,410,010
Series A, 7.5%, 8/15/2041	1,785,000	1,989,472
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	15,830,000	16,449,745
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,009,020
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,450,720
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste NA, Inc. Project, Series A, AMT, 5.2%, 4/1/2018, GTY: Allied Waste Industries	1,500,000	1,503,375
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,098,270
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	18,876,550
First Tier, 6.0%, 1/1/2043	5,000,000	5,708,100
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,762,202
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	7,660,400
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.12% ***, 11/15/2050, LOC: Wells Fargo Bank NA	2,300,000	2,300,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	1,034,560
Series A, 8.25%, 11/15/2044	3,430,000	3,556,670
Texas, Dallas/Fort Worth International Airport Revenue,:
Series B, 5.0%, 11/1/2035 (c)	5,740,000	6,264,521
Series D, 5.0%, 11/1/2035	2,715,000	2,963,097
Series A, 5.25%, 11/1/2038	15,000,000	16,552,500
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	5,089,750
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,727,984
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	12,060,000	13,441,955
Series D, 6.25%, 12/15/2026	16,875,000	19,870,313
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	11,062,200
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,081,610
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,002,520
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,694,230
7.125%, 11/1/2040	3,580,000	3,917,164

		230,939,949
Virginia 0.5%
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	6,871,000	5,061,316
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,176,960
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	1,864,330

		9,102,606
Washington 1.8%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,168,527
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016 (a)	2,500,000	3,163,050
Washington, Port of Seattle Revenue , Series A, 5.0%, 8/1/2033 (c)	1,500,000	1,697,130
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	2,970,000	3,077,811
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	6,919,572
Series A, 6.125%, 8/15/2037	16,000,000	16,972,000

		34,998,090
West Virginia 0.7%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,319,963
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,096,600
6.5%, 10/1/2038	3,000,000	2,984,730

		13,401,293
Wisconsin 1.1%
Milwaukee, WI, General Obligation, Series V8, 0.12% ***, 2/1/2025, SPA: State Street Bank & Trust Co.	1,400,000	1,400,000
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,177,700
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,821,939
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,547,925
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,117,640
Wisconsin, State Health & Educational Facilities Authority, Oakwood Village, Series B, 0.12% ***, 8/15/2030, LOC: M&I Marshall & Ilsley	1,690,000	1,690,000

		20,755,204
Wyoming 0.1%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 144A, 0.13% ***, 7/1/2015, LOC: Barclays Bank PLC	1,200,000	1,200,000
Multi-State 0.2%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,021,865	3,812,889

Total Municipal Bonds and Notes (Cost $1,682,395,064)		1,801,193,241
Municipal Inverse Floating Rate Notes (d) 14.8%
California 0.2%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (e)	2,126,587	2,384,150
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (e)	1,935,078	2,169,445
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.203%, 5/1/2027, Leverage Factor at purchase date: 2 to 1

		4,553,595
Hawaii 0.6%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (e)	10,000,000	11,834,200
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.9%, 5/1/2027, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (e)	3,026,513	3,424,569
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (e)	3,304,152	3,738,724
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (e)	3,666,834	4,149,106
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.328%, 5/1/2033, Leverage Factor at purchase date: 2 to 1

		11,312,399
Nevada 2.4%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	7,851,481	8,946,869
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	8,203,602	9,348,116
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	5,298,193	6,037,363
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.241%, 6/15/2021, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (e)	9,150,000	10,015,729
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (e)	9,605,000	10,513,779
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.328%, 2/1/2035, Leverage Factor at purchase date: 2 to 1

		44,861,856
New York 2.1%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (e)	5,095,207	6,003,871
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 17.974%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (e)	10,000,000	11,163,000
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.42%, 2/15/2035, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (e)	4,000,000	4,643,885
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (e)	3,000,000	3,482,914
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (e)	3,000,000	3,482,914
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.336%, 6/15/2025, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (e)	10,000,000	11,255,000
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.075%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		40,031,584
Ohio 0.7%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	4,522,767	4,935,688
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	7,712,913	8,417,089
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.459%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		13,352,777
Pennsylvania 2.2%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (e)	21,790,000	25,047,356
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 44.13%, 8/1/2023, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (e)	15,475,000	17,717,146
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.532%, 8/1/2024, Leverage Factor at purchase date: 3 to 1

		42,764,502
Tennessee 0.9%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (e)	14,996,415	17,289,915
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.986%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Texas 3.1%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (e)	3,710,000	4,245,368
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (e)	4,315,000	4,937,673
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 17.868%, 2/15/2024, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034	5,500,000	6,280,340
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.52%, 10/1/2034, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (e)	15,000,000	17,266,800
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.6%, 2/1/2024, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (e)	10,000,000	11,683,100
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.32%, 8/1/2024, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (e)	12,500,000	14,653,750
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.2%, 4/1/2026, Leverage Factor at purchase date: 5 to 1

		59,067,031
Washington 2.0%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (e)	10,000,000	11,396,900
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 22.32%, 7/1/2024, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (e)	10,000,000	11,859,700
Trust: Washington, State General Obligation, Series 2154, 144A, 22.32%, 7/1/2025, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023, INS: AGMC (e)	10,000,000	11,586,100
Trust: Washington, State General Obligation, Series 2302, 144A, 22.32%, 7/1/2023, Leverage Factor at purchase date: 5 to 1
Washington, State Public Power Supply System, Nuclear Project No. 2, 9.937%, 7/1/2012	3,000,000	3,107,580

		37,950,280

Total Municipal Inverse Floating Rate Notes (Cost $255,594,752)		283,018,139

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,937,989,816) †	108.7	2,084,211,380
Other Assets and Liabilities, Net	(8.7)	(166,854,586)

Net Assets	100.0	1,917,356,794

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (b)	3.375%	4/1/2027	4,910,000	4,910,000	2,712,873
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT	8.0%	9/1/2035	960,000	960,000	330,682
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A*	6.5%	9/1/2031	7,295,000	7,628,882	2,838,266
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2010	2,000,000	1,385,088	649,200
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2011	2,000,000	1,305,909	649,200
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2012	2,000,000	1,228,854	649,200
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2013	2,000,000	1,154,117	615,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	Zero Coupon	9/1/2014	2,000,000	1,081,820	581,200
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A*	5.7%	9/1/2012	1,000,000	998,477	387,500
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier*	7.375%	1/1/2030	6,000,000	5,798,546	7,200
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT	8.0%	8/1/2028	3,000,000	2,970,000	2,845,140
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT	7.75%	8/1/2031	1,470,000	1,414,434	1,394,545
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A (b)	3.625%	7/1/2033	3,000,000	2,910,069	1,019,940
				33,746,196	14,679,946

* Non-income producing security. Issuer has defaulted on the payment of principal or interest.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2012.

***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 29, 2012.

†
The cost for federal income tax purposes was $1,934,547,609.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $149,663,771.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $187,449,679 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $37,785,908.

(a) At February 29, 2012, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(c) When-issued security.
(d) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

At February 29, 2012, swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

4/27/2012 4/27/2031	15,700,0001	Fixed — 4.352%	Floating — LIBOR	(4,100,545)	—	(4,100,545)
4/30/2012 4/28/2031	15,700,0002	Fixed — 4.31%	Floating — LIBOR	(3,994,191)	—	(3,994,191)
5/12/2012 5/12/2031	13,250,0003	Fixed — 4.193%	Floating — LIBOR	(3,115,850)	—	(3,115,850)
2/28/2013 2/28/2032	22,300,0002	Fixed — 2.74%	Floating — LIBOR	—	—	—
4/30/2012 4/29/2032	5,100,0002	Fixed — 4.336%	Floating — LIBOR	(1,350,048)	—	(1,350,048)
4/30/2012 4/28/2033	21,400,0002	Fixed — 4.381%	Floating — LIBOR	(5,948,564)	—	(5,948,564)
10/25/2012 10/25/2033	5,300,0002	Fixed — 3.09%	Floating — LIBOR	(274,034)	—	(274,034)
Total unrealized depreciation					(18,783,232)

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.
3	Merrill Lynch & Co., Inc.
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(f)	$—	$2,084,211,380	$—	$2,084,211,380
Total	$—	$2,084,211,380	$—	$2,084,211,380
Liabilities
Derivatives(g)	$—	$(18,783,232)	$—	$(18,783,232)
Total	$—	$(18,783,232)	$—	$(18,783,232)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(18,783,232)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012